Note Payable - Schedule of Minimum Required Payments of Notes Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Note Payable [Abstract]
Remainder of 2022	$ 0
2023	4,375	$ 0
2024	7,500	1,250
2025	3,125	2,500
2025		1,250
Total	$ 15,000	$ 5,000